PENSION AND POSTRETIREMENT PLANS (Details) - USD ($) $ in Millions		10 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			7.00%
Maximum deferral percentage of annual base salary			50.00%
Defined Benefit Plan, Funded Status of Plan				$ 119.6
Minimum non-elective contribution (NEC) % for the 401(K) plan (in hundredths)			3.00%
Discretionary contribution % for the 401(K) plan, range minimum (in hundredths)			1.00%
Discretionary contribution % for the 401(K) plan, range maximum (in hundredths)			3.00%
Defined contribution retirement plan cost			$ 43.3	51.6	$ 49.4
Postemployment Benefits, Period Expense			$ 37.8
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			4.50%
Company contributions to the defined benefit retirement plan			$ 9.5	12.4	8.4
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax			0.0
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			269.1
Fair value of plan assets at end of year		$ 245.8	$ 245.8	269.1
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
PENSION AND POSTRETIREMENT PLANS

Pension Plans

The Company has a defined benefit retirement plan (Company Plan) and a nonqualified supplemental retirement plan (PEP). Both plans have been closed to new participants since December 31, 2009. Employees participating in the Company Plan and the PEP no longer earn service-based credits, but continue to earn interest credits. In addition, effective January 1, 2010, all employees eligible for the defined contribution retirement plan (401K Plan) receive a minimum 3% non-elective contribution (NEC) concurrent with each payroll period. Employees are not required to make a contribution to the 401K Plan to receive the NEC. The NEC is non-forfeitable and vests immediately. The 401K Plan also permits discretionary contributions by the Company of up to 1% and up to 3% of pay for eligible employees based on service.

The Company’s 401K Plan covers substantially all pre-Acquisition employees. Prior to 2010, Company contributions to the plan were based on a percentage of employee contributions. In 2013, 2012 and 2011, the Company made non-elective and discretionary contributions to the plan. In 2015, 2014, and 2013, non-elective and discretionary contributions were $43.3, $51.6 and $49.4, respectively. As a result of the Acquisition, the Company also incurred expense of $37.8 for the Covance 401K Plan during the year ended December 31, 2015. Under the Covance 401K Plan, which is available on a voluntary basis to substantially all US employees, the Company matches employee contributions up to a maximum Company contribution of 4.5%.

In addition, the Company Plan covers substantially all employees hired prior to December 31, 2009. The benefits to be paid under the Company Plan are based on years of credited service through December 31, 2009, interest credits and average compensation. The Company’s policy is to fund the Company Plan with at least the minimum amount required by applicable regulations. The Company made contributions to the Company Plan of $9.5, $12.4 and $8.4 in 2015, 2014 and 2013, respectively.

The PEP covers the Company’s senior management group. Prior to 2010, the PEP provided for the payment of the difference, if any, between the amount of any maximum limitation on annual benefit payments under the Employee Retirement Income Security Act of 1974 and the annual benefit that would be payable under the Company Plan but for such limitation. Effective January 1, 2010, employees participating in the PEP no longer earn service-based credits. The PEP is an unfunded plan.

Projected pension expense for the Company Plan and the PEP is expected to increase to $12.9 in 2016. This amount excludes any accelerated recognition of pension cost due to the total lump-sum payouts exceeding certain components of net periodic pension cost in a fiscal year.  If such levels were to be met in 2016, the Company projects that it would result in additional pension expense of several million dollars. The actual amount would be determined in the fiscal quarter when the lump-sum payments cross the threshold and would be based upon the plan's funded status and actuarial assumptions in effect at that time.

The Company plans to make contributions of $12.7 to the Company Plan during 2016.

 The effect on operations for both the Company Plan and the PEP are summarized as follows:

	Year ended December 31,
	2015	2014	2013
Service cost for benefits earned	$3.9	$3.4	$3.1
Interest cost on benefit obligation	15.1	16.4	14.7
Expected return on plan assets	(18.3)	(18.3)	(17.3)
Net amortization and deferral	11.3	6.6	10.5
Defined benefit plan costs	$12.0	$8.1	$11.0

Amounts included in accumulated other comprehensive earnings consist of unamortized net loss of $135.1. The accumulated other comprehensive earnings that are expected to be recognized as components of the defined benefit plan costs during 2016 are $10.5 related to amortization of the net loss.

A summary of the changes in the projected benefit obligations of the Company Plan and the PEP are summarized as follows:

	2015	2014
Balance at January 1	$388.6	$349.7
Service cost	3.9	3.4
Interest cost	15.1	16.4
Actuarial (gain)/loss	(15.4)	47.1
Benefits and administrative expenses paid	(29.1)	(28.0)
Balance at December 31	$363.1	$388.6

The Accumulated Benefit Obligation was $363.1 and $388.6 at December 31, 2015 and 2014, respectively.

A summary of the changes in the fair value of plan assets follows:

	2015	2014
Fair value of plan assets at beginning of year	$269.1	$268.1
Actual return on plan assets	(5.2)	15.2
Employer contributions	11.0	13.8
Benefits and administrative expenses paid	(29.1)	(28.0)
Fair value of plan assets at end of year	$245.8	$269.1

The net funded status of the Company Plan and the PEP at December 31:

Funded status	$112.5	$119.6

Recorded as:
Accrued expenses and other	$1.9	$1.7
Other liabilities	110.6	117.9
	$112.5	$119.6

Weighted average assumptions used in the accounting for the Company Plan and the PEP are summarized as follows:

	2015	2014	2013
Discount rate	4.0%	4.8%	4.8%
Expected long term rate of return	7.0%	7.0%	7.0%

The Company also updated the mortality assumption to the RP-2014 Mortality Tables in 2015 which increased the Company's total projected obligation.

The Company maintains an investment policy for the management of the Company Plan’s assets. The objective of this policy is to build a portfolio designed to achieve a balance between investment return and asset protection by investing in indexed funds that are comprised of equities of high quality companies and in high quality fixed income securities which are broadly balanced and represent all market sectors. The target allocations for plan assets are 50% equity securities, 45% fixed income securities and 5% in other assets. Equity securities primarily include investments in large-cap, mid-cap and small-cap companies located in the U.S. and to a lesser extent international equities in developed and emerging countries. Fixed income securities primarily include U.S. Treasury securities, mortgage-backed bonds and corporate bonds of companies from diversified industries. Other assets include investments in commodities. The weighted average expected long-term rate of return for the Company Plan’s assets is as follows:

	Target Allocation	Weighted Average Expected Long-Term Rate of Return
Equity securities	50.0%	5.5%
Fixed income securities	45.0%	1.2%
Other assets	5.0%	0.3%

The fair values of the Company Plan’s assets at December 31, 2015 and 2014, by asset category are as follows:

		Fair Value Measurements as of
		December 31, 2015
	Fair Value as of December 31, 2015	Using Fair Value Hierarchy
Asset Category		Level 1	Level 2	Level 3
Cash	$6.1	$6.1	$—	$—
Equity securities:
U.S. large cap - blend (a)	55.1	—	55.1	—
U.S. mid cap - blend (b)	21.0	—	21.0	—
U.S. small cap - blend (c)	7.1	—	7.1	—
International equity - blend (d)	35.7	—	35.7	—
Commodities index (e)	11.8	—	11.8	—
Fixed income securities:
U.S. fixed income (f)	102.8	—	102.8	—
U.S inflation protection income (g)	6.2	—	6.2	—
Total fair value of the Company Plan’s assets	$245.8	$6.1	$239.7	$—

		Fair Value Measurements as of
		December 31, 2014
	Fair Value as of December 31, 2014	Using Fair Value Hierarchy
Asset Category		Level 1	Level 2	Level 3
Cash	$4.1	$4.1	$—	$—
Equity securities:
U.S. large cap - blend (a)	64.1	—	64.1	—
U.S. mid cap - blend (b)	25.3	—	25.3	—
U.S. small cap - blend (c)	7.9	—	7.9	—
International equity - blend (d)	36.0	—	36.0	—
Commodities index (e)	10.3	—	10.3	—
Fixed income securities:
U.S. fixed income (f)	115.1	—	115.1	—
U.S inflation protection income (g)	6.3	—	6.3	—
Total fair value of the Company Plan’s assets	$269.1	$4.1	$265.0	$—

a)	This category represents an equity index fund not actively managed that tracks the S&P 500 Index.

b)	This category represents an equity index fund not actively managed that tracks the S&P mid-cap 400 Index.

c)	This category represents an equity index fund not actively managed that tracks the Russell 2000 Index.

d)	This category represents an equity index fund not actively managed that tracks the MSCI ACWI ex USA Index.

e)	This category represents a commodities index fund not actively managed that tracks the Dow Jones - UBS Commodity Index.

f)
This category primarily represents bond index funds not actively managed that track the Barclays Capital U.S. Aggregate Index as well as an actively managed strategy which utilizes the Barclays Capital U.S. Aggregate Bond Index as its primary prospectus benchmark.

g)	This category primarily represents a bond index fund not actively managed that tracks the Barclays Capital U.S. TIPS Index.

The following assumed benefit payments under the Company Plan and PEP, which were used in the calculation of projected benefit obligations, are expected to be paid as follows:

2016	$26.1
2017	25.2
2018	24.7
2019	24.9
2020	24.7
Years 2021-2025	123.9

In addition to the PEP, as a result of the Acquisition, the Company also has a frozen non-qualified Supplemental Executive Retirement Plan (SERP). The SERP, which is not funded, is intended to provide retirement benefits for certain employees who were executive officers of Covance prior to the Acquisition. Benefit amounts are based upon years of service and compensation of the participating employees. The pension benefit obligation as of the Acquisition date was $32.8. For the 2015 period, the beginning of the year is February 19, 2015, and the net periodic pension cost is for the ten months ended December 31, 2015. The components of the net periodic pension cost are as follows:

Year Ended December 31, 2015
Service cost	$0.2
Interest cost	0.9
Net amortization and deferral	—
Curtailment gain	(0.7)
Net periodic pension cost	$0.4

Assumptions used to determine defined benefit plan cost
Discount rate	3.3%
Expected return on assets	N/A

The change in the projected benefit obligation, the funded status of the plan and a reconciliation of such funded status to the amounts reported in the consolidated balance sheet as of December 31, 2015 is as follows:

Balance at Acquisition Date	$32.8
Service cost	0.2
Interest cost	0.9
Actuarial loss	—
Gross benefits paid	(2.3)
Curtailments	(0.7)
Balance at December 31, 2015	30.9

Funded status	$30.9

Recorded as:
Accrued expenses and other	$20.1
Other liabilities	10.8
$30.9
The accumulated benefit obligation as of December 31, 2015 was $30.9.

The following assumed benefit payments under the SERP, which were used in the calculation of projected benefit obligations, are expected to be paid as follows:

2016	$20.2
2017	5.4
2018	0.9
2019	0.1
2020	0.1
Years 2021-2025	3.4
As a result of the Acquisition, the Company sponsors two defined benefit pension plans for the benefit of its employees at two U.K. subsidiaries (U.K. Plans) and one defined benefit pension plan for the benefit of its employees at a German subsidiary (German Plan), all of which are legacy plans of previously acquired companies. Benefit amounts for all three plans are based upon years of service and compensation. The German Plan is unfunded while the U.K. Plans are funded. The Company’s funding policy has been to contribute annually amounts at least equal to the local statutory funding requirements.

	U.K. Plans	German Plan
	Year Ended December 31, 2015	Year Ended December 31, 2015
Service cost	$4.1	$1.0
Interest cost	7.6	0.4
Expected return on plan assets	(10.7)	—
Net amortization and deferral	—	—
Expected participant contributions	(1.4)	—
Defined benefit plan costs	$(0.4)	$1.4

Assumptions used to determine defined benefit plan cost:
Discount rate	3.5%	1.5%
Expected return on assets	5.4%	N/A
Salary increases	3.5%	2.0%
The weighted average expected long-term rate of return on assets of the U.K Plans is based on the target asset allocation and the average rate of growth expected for the asset classes invested. The rate of expected growth is derived from a combination of historic returns, current market indicators, the expected risk premium for each asset class over the risk-free rate and the opinion of professional advisors.
The change in the projected benefit obligation and plan assets, the funded status of the plan and a reconciliation of such funded status to the amounts reported in the consolidated balance sheet as of December 31, 2015 is as follows:

Change in projected benefit obligation:	U.K. Plans	German Plan
Balance at Acquisition Date	$256.0	$29.4
Service cost	4.1	1.0
Interest cost	7.6	0.4
Actuarial gain	(8.4)	(5.8)
Benefits paid	(4.5)	(0.2)
Foreign currency exchange rate changes	(8.3)	(1.2)
Balance at December 31, 2015	$246.5	$23.6

Change in fair value of assets:	U.K. Plans	German Plan
Balance at Acquisition Date	$232.6	$—
Company contributions	6.6	—
Participant contributions	1.4	—
Actual return on assets	(2.3)	—
Benefits paid	(4.5)	—
Foreign currency exchange rate changes	(7.6)	—
Fair value of plan assets at December 31, 2015	$226.2	$—

	U.K. Plans	German Plan
Funded status	$20.3	$23.6

Recorded as:
Accrued expenses and other	$—	$0.2
Other liabilities	20.3	23.4
	$20.3	$23.6
The Company contributed $6.6 in 2015 to the U.K. Plans and expected to contribute $17.1 in 2016. No contributions were made to the German plan during 2015, nor are any contributions expected to be made in 2016 since the plan is unfunded.

The accumulated benefit obligation for the U.K. Plans and the German Plan was $215.1 and $20.6 at December 31, 2015, respectively.

	U.K. Plans	German Plan
Net actuarial loss (gain)	$4.8	$(5.7)
Less: Tax benefit (expense) (deferred tax asset)	(0.9)	1.8
Accumulated other comprehensive income impact	$3.9	$(3.9)

Assumptions used to determine benefit obligations:
Discount rate	3.8%	2.5%
Salary increases	3.6%	2.0%
There is no net actuarial loss for the U.K. Plans and German Plan required to be amortized from accumulated other comprehensive income into net periodic pension cost in 2016.

The investment policies for the U.K. Plans are set by the plan trustees, based upon the guidance of professional advisors and after consultation with the Company, taking into consideration the plans’ liabilities and future funding levels. The trustees have set the long-term investment policy largely in accordance with the asset allocation of a broadly diversified investment portfolio. Assets are generally invested within the target ranges as follows:

Equity securities	60.0%	to	70.0%
Debt securities	10.0%	to	15.0%
Annuities	10.0%	to	20.0%
Real estate	—%	to	10.0%
Other	—%	to	5.0%
The weighted average asset allocation of the U.K. Plans as of December 31, 2015 by asset category is as follows:

December 31, 2015
Equity securities	68.0%
Debt securities	13.0%
Annuities	14.0%
Real estate	5.0%
Investments are made in pooled investment funds. Pooled investment fund managers are regulated by the Financial Conduct Authority in the U.K. and operate under terms which contain restrictions on the way in which the portfolios are managed and require the managers to ensure that suitable internal operating procedures are in place. The trustees have set performance objectives for each fund manager and routinely monitor and assess the managers’ performance against such objectives. Annuities represent annuity buy-in insurance policies purchased by the plan trustees from large, financially sound insurers. The cash flows from the annuities are intended to match the plan’s obligations to specific groups of participants, typically those participants currently receiving benefits.

The fair value of the Company’s U.K. Plans' assets as of December 31, 2015, by asset category, are as follows:

		Fair Value Measurements as of
		December 31, 2015
	December 31, 2015	Using Fair Value Hierarchy
Asset Category		Level 1	Level 2	Level 3
Cash	$0.9	$0.9	$0.0	$0.0
Mutual funds (a)	193.3	—	193.3	—
Annuities (b)	32.0	—	—	32.0
Total fair value of the Company Plan’s assets	$226.2	$0.9	$193.3	$32.0

a)
Mutual funds represent pooled investment vehicles offered by investment managers, which are generally comprised of investments in equities, bonds, property and cash. The plans’ trustees hold units in these funds, the value of which is determined by the number of units held multiplied by the unit price calculated by the investment managers. That unit price is derived based on the market value of the securities that comprise the fund, which are determined by quoted prices in active markets. No element of the valuation is based on inputs made by the plans’ trustees.

b)
Annuities represent annuity buy-in insurance policies, whereby the insurer pays the pension payments for the lifetime of the members covered. The annuities are assets of the plan and payments from the insurer are made to the plans’ trustees, who then use those proceeds to pay the pensioners. The cash flows from the annuities are intended to effectively match the payments to the pensioners covered by the policy. As such, these assets are valued actuarially based upon the value of the liabilities with which they are associated. As the valuation of these assets is judgmental, and there are no observable inputs associated with the valuation, these assets are classified as Level 3 in the fair value hierarchy.

Expected future benefit payments are as follows:

	U.K. Plans	German Plan
2016	$3.7	$0.2
2017	3.5	0.2
2018	4.3	0.3
2019	4.1	0.3
2020	5.3	0.5
Years 2021-2025	34.1	3.0

Post-employment retiree health and welfare plan

As a result of the Acquisition, the Company sponsors a post-employment retiree health and welfare plan for the benefit of eligible employees at certain U.S. subsidiaries who retire after satisfying service and age requirements. This plan is funded on a pay-as-you-go basis and the cost of providing these benefits is shared with the retirees. The net periodic post-retirement benefit cost for the year ended December 31, 2015 was $0.2, and the pension benefit obligation as of the Acquisition date was $6.3.

The components of net periodic post-retirement benefit cost for 2015 are as follows:

Year Ended December 31, 2015
Service cost	$—
Interest cost	0.2
Net periodic post-retirement benefit cost	$0.2

Assumptions used to determine net periodic post-retirement benefit cost:
Discount rate	3.8%
Healthcare cost trend rate	6.5%

The change in the projected post-retirement benefit obligation, the funded status of the plan and the reconciliation of such funded status to the amounts reported in the consolidated balance sheets as of December 31, 2015 is as follows:

2015
Balance at Acquisition Date	$6.3
Service cost	—
Interest cost	0.2
Participant contributions	0.8
Actuarial gain	(0.7)
Benefits paid	(1.4)
Balance at December 31, 2015	5.2

2015
Funded status	$5.2

Recorded as:
Accrued expenses and other	$0.6
Other liabilities	4.6
$5.2
The amounts recognized in accumulated other comprehensive income as of December 31, 2015 are as follows:

Year Ended December 31, 2015
Net actuarial loss	$0.7
Less: Deferred tax benefit	(0.3)
Accumulated other comprehensive income impact	$0.4

Assumptions used to determine benefit obligation:
Discount rate	4.2%
Healthcare cost trend rate	7.0%
A one percentage point (1%) increase or decrease in the assumed healthcare cost trend rate would not impact the net service and interest cost components of the net periodic post-retirement benefit cost or the post-retirement benefit obligation since future increases in plan costs are paid by participant contributions. The Company expects to contribute $0.6 to the post-employment retiree health and welfare plan in 2016.

Expected future gross benefit payments are as follows:

2016	$1.4
2017	1.6
2018	1.5
2019	1.5
2020	1.4
2021 and thereafter	6.6

Post-retirement Medical Plan

The Company assumed obligations under a subsidiary's post-retirement medical plan. Coverage under this plan is restricted to a limited number of existing employees of the subsidiary. This plan is unfunded and the Company’s policy is to fund benefits as claims are incurred. The effect on operations of the post-retirement medical plan is shown in the following table:

	Year ended December 31,
	2015	2014	2013
Service cost for benefits earned	$0.1	$0.2	$0.4
Interest cost on benefit obligation	1.0	1.8	2.5
Net amortization and deferral	(10.4)	(7.9)	1.0
Post-retirement medical plan costs	$(9.3)	$(5.9)	$3.9

Amounts included in accumulated other comprehensive earnings consist of unamortized net loss of $9.3. The accumulated other comprehensive earnings that are expected to be recognized as components of the post-retirement medical plan costs during 2016 are $10.4 related to amortization of the net gain resulting from the shift of Medicare-eligible participants to private exchanges.

A summary of the changes in the accumulated post-retirement benefit obligation follows:

	2015	2014
Balance at January 1	$28.9	$62.7
Service cost for benefits earned	0.1	0.2
Interest cost on benefit obligation	1.0	1.8
Participants contributions	—	0.2
Actuarial loss	(3.5)	(7.2)
Benefits paid	(1.8)	(2.5)
Plan amendment	(3.3)	(26.3)
Balance at December 31	$21.4	$28.9

Recorded as:
Accrued expenses and other	$1.8	$2.2
Other liabilities	19.6	26.7
	$21.4	$28.9

The weighted-average discount rates used in the calculation of the accumulated post-retirement benefit obligation were 4.4% and 4.0% as of December 31, 2015 and 2014, respectively. The healthcare cost trend rate was removed due to the expectation of future funding to be at the same level as the previous year's funding.

The following assumed benefit payments under the Company's post-retirement benefit plan, which reflect expected future service, as appropriate, and were used in the calculation of projected benefit obligations, are expected to be paid as follows:

2016	$1.8
2017	1.7
2018	1.6
2019	1.6
2020	1.5
Years 2021-2025	7.1

Deferred Compensation Plan

In 2001, the Board approved the Deferred Compensation Plan (DCP) under which certain of the Company's executives, may elect to defer up to 100.0% of their annual cash incentive pay and/or up to 50.0% of their annual base salary and/or eligible commissions subject to annual limits established by the U.S. government. The DCP provides executives a tax efficient strategy for retirement savings and capital accumulation without significant cost to the Company. The Company makes no contributions to the DCP. Amounts deferred by a participant are credited to a bookkeeping account maintained on behalf of each participant, which is used for measurement and determination of amounts to be paid to a participant, or his or her designated beneficiary, pursuant to the terms of the DCP. The amounts accrued under this plan were $46.4 and $43.4 at December 31, 2015 and 2014, respectively. Deferred amounts are the Company's general unsecured obligations and are subject to claims by the Company's creditors. The Company's general assets may be used to fund obligations and pay DCP benefits.

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
A summary of the changes in the projected benefit obligations of the Company Plan and the PEP are summarized as follows:

	2015	2014
Balance at January 1	$388.6	$349.7
Service cost	3.9	3.4
Interest cost	15.1	16.4
Actuarial (gain)/loss	(15.4)	47.1
Benefits and administrative expenses paid	(29.1)	(28.0)
Balance at December 31	$363.1	$388.6
The effect on operations for both the Company Plan and the PEP are summarized as follows:

	Year ended December 31,
	2015	2014	2013
Service cost for benefits earned	$3.9	$3.4	$3.1
Interest cost on benefit obligation	15.1	16.4	14.7
Expected return on plan assets	(18.3)	(18.3)	(17.3)
Net amortization and deferral	11.3	6.6	10.5
Defined benefit plan costs	$12.0	$8.1	$11.0
A summary of the changes in the accumulated post-retirement benefit obligation follows:

	2015	2014
Balance at January 1	$28.9	$62.7
Service cost for benefits earned	0.1	0.2
Interest cost on benefit obligation	1.0	1.8
Participants contributions	—	0.2
Actuarial loss	(3.5)	(7.2)
Benefits paid	(1.8)	(2.5)
Plan amendment	(3.3)	(26.3)
Balance at December 31	$21.4	$28.9

Recorded as:
Accrued expenses and other	$1.8	$2.2
Other liabilities	19.6	26.7
	$21.4	$28.9

	Year ended December 31,
	2015	2014	2013
Service cost for benefits earned	$0.1	$0.2	$0.4
Interest cost on benefit obligation	1.0	1.8	2.5
Net amortization and deferral	(10.4)	(7.9)	1.0
Post-retirement medical plan costs	$(9.3)	$(5.9)	$3.9

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
A summary of the changes in the fair value of plan assets follows:

	2015	2014
Fair value of plan assets at beginning of year	$269.1	$268.1
Actual return on plan assets	(5.2)	15.2
Employer contributions	11.0	13.8
Benefits and administrative expenses paid	(29.1)	(28.0)
Fair value of plan assets at end of year	$245.8	$269.1

Schedule of Net Funded Status [Table Text Block]	he net funded status of the Company Plan and the PEP at December 31:

Funded status	$112.5	$119.6

Recorded as:
Accrued expenses and other	$1.9	$1.7
Other liabilities	110.6	117.9
	$112.5	$119.6

Schedule of Assumptions Used [Table Text Block]	Weighted average assumptions used in the accounting for the Company Plan and the PEP are summarized as follows:

	2015	2014	2013
Discount rate	4.0%	4.8%	4.8%
Expected long term rate of return	7.0%	7.0%	7.0%

Defined Benefit Plan Fair Value Of Plan Assets By Category [Table Text Block]
The weighted average expected long-term rate of return for the Company Plan’s assets is as follows:

	Target Allocation	Weighted Average Expected Long-Term Rate of Return
Equity securities	50.0%	5.5%
Fixed income securities	45.0%	1.2%
Other assets	5.0%	0.3%

The fair values of the Company Plan’s assets at December 31, 2015 and 2014, by asset category are as follows:

		Fair Value Measurements as of
		December 31, 2015
	Fair Value as of December 31, 2015	Using Fair Value Hierarchy
Asset Category		Level 1	Level 2	Level 3
Cash	$6.1	$6.1	$—	$—
Equity securities:
U.S. large cap - blend (a)	55.1	—	55.1	—
U.S. mid cap - blend (b)	21.0	—	21.0	—
U.S. small cap - blend (c)	7.1	—	7.1	—
International equity - blend (d)	35.7	—	35.7	—
Commodities index (e)	11.8	—	11.8	—
Fixed income securities:
U.S. fixed income (f)	102.8	—	102.8	—
U.S inflation protection income (g)	6.2	—	6.2	—
Total fair value of the Company Plan’s assets	$245.8	$6.1	$239.7	$—

		Fair Value Measurements as of
		December 31, 2014
	Fair Value as of December 31, 2014	Using Fair Value Hierarchy
Asset Category		Level 1	Level 2	Level 3
Cash	$4.1	$4.1	$—	$—
Equity securities:
U.S. large cap - blend (a)	64.1	—	64.1	—
U.S. mid cap - blend (b)	25.3	—	25.3	—
U.S. small cap - blend (c)	7.9	—	7.9	—
International equity - blend (d)	36.0	—	36.0	—
Commodities index (e)	10.3	—	10.3	—
Fixed income securities:
U.S. fixed income (f)	115.1	—	115.1	—
U.S inflation protection income (g)	6.3	—	6.3	—
Total fair value of the Company Plan’s assets	$269.1	$4.1	$265.0	$—

a)	This category represents an equity index fund not actively managed that tracks the S&P 500 Index.

b)	This category represents an equity index fund not actively managed that tracks the S&P mid-cap 400 Index.

c)	This category represents an equity index fund not actively managed that tracks the Russell 2000 Index.

d)	This category represents an equity index fund not actively managed that tracks the MSCI ACWI ex USA Index.

e)	This category represents a commodities index fund not actively managed that tracks the Dow Jones - UBS Commodity Index.

f)
This category primarily represents bond index funds not actively managed that track the Barclays Capital U.S. Aggregate Index as well as an actively managed strategy which utilizes the Barclays Capital U.S. Aggregate Bond Index as its primary prospectus benchmark.

g)	This category primarily represents a bond index fund not actively managed that tracks the Barclays Capital U.S. TIPS Index.

Schedule of Expected Benefit Payments [Table Text Block]
The following assumed benefit payments under the Company Plan and PEP, which were used in the calculation of projected benefit obligations, are expected to be paid as follows:

2016	$26.1
2017	25.2
2018	24.7
2019	24.9
2020	24.7
Years 2021-2025	123.9

2016	$1.4
2017	1.6
2018	1.5
2019	1.5
2020	1.4
2021 and thereafter	6.6

	U.K. Plans	German Plan
2016	$3.7	$0.2
2017	3.5	0.2
2018	4.3	0.3
2019	4.1	0.3
2020	5.3	0.5
Years 2021-2025	34.1	3.0

Assumed Benefit Payments By Year [Text Block]
The following assumed benefit payments under the Company's post-retirement benefit plan, which reflect expected future service, as appropriate, and were used in the calculation of projected benefit obligations, are expected to be paid as follows:

2016	$1.8
2017	1.7
2018	1.6
2019	1.6
2020	1.5
Years 2021-2025	7.1

Maximum deferral percentage of annual cash incentive pay			100.00%
Deferred Compensation Liability, Classified, Noncurrent		46.4	$ 46.4	43.4
Equity Securities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			50.00%
Fixed Income Securities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			45.00%
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	[1]		$ 6.3
Fair value of plan assets at end of year	[1]	6.2	6.2	6.3
Other Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan				117.9
Accrued Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan				1.7
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		0.9	0.9
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		3.4	3.4
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		20.2	20.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		5.4	5.4
Defined Benefit Plan, Funded Status of Plan		30.9	30.9
Effect on operations for both the Company Plan and the PEP [Abstract]
Service cost		0.2	0.2
Interest cost		(0.9)	(0.9)
Defined benefit plan costs			0.4
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance		32.8
Service cost		0.2	0.2
Interest cost		(0.9)	(0.9)
Actuarial (gain)/loss		0.0
Benefits and administrative expenses paid		(2.3)
Ending balance		30.9	$ 30.9
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Benefits and administrative expenses paid		$ (2.3)
Defined Benefit Plans, Weighted Average Assumptions Used in Calculating Benefit Obligations [Abstract]
Discount rate		3.30%	3.30%
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		$ 0.1	$ 0.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		0.1	0.1
Defined Benefit Plan, Curtailments		(0.7)	0.7
Supplemental Employee Retirement Plan [Member] | Other Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		10.8	10.8
Supplemental Employee Retirement Plan [Member] | Accrued Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		20.1	20.1
Postretirement Health Coverage [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		1.5	1.5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		6.6	$ 6.6
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			6.50%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		1.4	$ 1.4
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		1.6	1.6
Defined Benefit Plan, Funded Status of Plan		5.2	5.2
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year			0.6
Effect on operations for both the Company Plan and the PEP [Abstract]
Service cost			0.0
Interest cost			(0.2)
Defined benefit plan costs			0.2
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance		6.3
Service cost			0.0
Interest cost			(0.2)
Participants contributions			0.8
Actuarial (gain)/loss			(0.7)
Benefits and administrative expenses paid			(1.4)
Ending balance		5.2	5.2
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax			0.7
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Benefits and administrative expenses paid			(1.4)
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		1.5	1.5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		1.4	1.4
Postretirement Health Coverage [Member] | Other Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		4.6	4.6
Postretirement Health Coverage [Member] | Accrued Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		0.6	0.6
Other Pension Plan, Postretirement or Supplemental Plans [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		1.6	1.6
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		7.1	7.1
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		1.8	1.8
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		1.7	1.7
Defined Benefit Plan, Plan Amendments			(3.3)	(26.3)
Effect on operations for both the Company Plan and the PEP [Abstract]
Service cost			0.1	0.2	0.4
Interest cost			(1.0)	(1.8)	(2.5)
Net amortization and deferral			(10.4)	(7.9)	1.0
Defined benefit plan costs			(9.3)	(5.9)	3.9
Unamortized net gain included in accumulated other comprehensive earnings		9.3	9.3
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance			28.9	62.7
Service cost			0.1	0.2	0.4
Interest cost			(1.0)	(1.8)	(2.5)
Participants contributions			0.0	0.2
Actuarial (gain)/loss			(3.5)	(7.2)
Benefits and administrative expenses paid			(1.8)	(2.5)
Ending balance		$ 21.4	21.4	28.9	62.7
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Benefits and administrative expenses paid			$ (1.8)	$ (2.5)
Defined Benefit Plans, Weighted Average Assumptions Used in Calculating Benefit Obligations [Abstract]
Discount rate		4.40%	4.40%	4.00%
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		$ 1.6	$ 1.6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		1.5	1.5
Other Pension Plan, Postretirement or Supplemental Plans [Member] | Other Liabilities [Member]
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance			26.7
Ending balance		19.6	19.6	$ 26.7
Other Pension Plan, Postretirement or Supplemental Plans [Member] | Accrued Liabilities [Member]
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance			2.2
Ending balance		1.8	1.8	2.2
Foreign Pension Plan [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		4.3	4.3
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		34.1	34.1
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		3.7	3.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		3.5	3.5
Defined Benefit Plan, Funded Status of Plan		20.3	20.3
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year			17.1
Effect on operations for both the Company Plan and the PEP [Abstract]
Service cost		4.1	4.1
Interest cost		(7.6)	(7.6)
Expected return on plan assets			(10.7)
Defined benefit plan costs			(0.4)
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance		256.0
Service cost		4.1	4.1
Interest cost		(7.6)	(7.6)
Participants contributions		1.4	1.4
Actuarial (gain)/loss		(8.4)
Benefits and administrative expenses paid		(4.5)
Ending balance		246.5	246.5
Defined Benefit Plan, Accumulated Benefit Obligation		215.1	215.1
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax			4.8
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		232.6
Actual return on plan assets		(2.3)
Employer contributions		6.6
Benefits and administrative expenses paid		(4.5)
Fair value of plan assets at end of year		226.2	$ 226.2
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Weighted average expected long-term rate of return for other assets (in hundredths)			5.40%
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		4.1	$ 4.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		5.3	5.3
Foreign Pension Plan [Member] | Life and Annuity Insurance Product Line [Member]
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		32.0	32.0
Foreign Pension Plan [Member] | Other Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		20.3	20.3
Foreign Pension Plan [Member] | Accrued Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		0.0	0.0
Other Pension Plan [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		0.3	0.3
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		3.0	3.0
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		0.2	0.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		0.2	0.2
Defined Benefit Plan, Funded Status of Plan		23.6	23.6
Effect on operations for both the Company Plan and the PEP [Abstract]
Service cost		1.0	1.0
Interest cost		(0.4)	(0.4)
Expected return on plan assets			0.0
Defined benefit plan costs				1.4
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance		29.4
Service cost		1.0	1.0
Interest cost		(0.4)	(0.4)
Participants contributions		0.0
Actuarial (gain)/loss		(5.8)
Benefits and administrative expenses paid		(0.2)
Ending balance		23.6	23.6
Defined Benefit Plan, Accumulated Benefit Obligation		20.6	20.6
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax			(5.7)
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		0.0
Actual return on plan assets		0.0
Employer contributions		0.0
Benefits and administrative expenses paid		(0.2)
Fair value of plan assets at end of year		0.0	0.0
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		0.3	0.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		0.5	0.5
Other Pension Plan [Member] | Other Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		23.4	23.4
Other Pension Plan [Member] | Accrued Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		0.2	0.2
Pension Plan [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		24.7	24.7
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		123.9	123.9
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		26.1	26.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		25.2	25.2
Defined Benefit Plan, Funded Status of Plan		112.5	$ 112.5
Defined Benefit Plan, Target Plan Asset Allocations			5.00%
Projected defined benefit plan costs in fiscal 2012			$ 12.9
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year			12.7
Effect on operations for both the Company Plan and the PEP [Abstract]
Service cost			3.9	3.4	3.1
Interest cost			(15.1)	(16.4)	(14.7)
Expected return on plan assets			(18.3)	(18.3)	(17.3)
Net amortization and deferral			11.3	6.6	10.5
Defined benefit plan costs			12.0	8.1	11.0
Unamortized net gain included in accumulated other comprehensive earnings		135.1	135.1
Defined Benefit Plan, Future Amortization of Gain (Loss)			10.5
Defined Benefit Plans, Changes in Benefit Obligations [Roll Forward]
Beginning balance			388.6	349.7
Service cost			3.9	3.4	3.1
Interest cost			(15.1)	(16.4)	(14.7)
Actuarial (gain)/loss			(15.4)	47.1
Benefits and administrative expenses paid			(29.1)	(28.0)
Ending balance		363.1	363.1	388.6	349.7
Defined Benefit Plan, Accumulated Benefit Obligation		363.1	363.1	388.6
Defined Benefit Plans, Changes in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			269.1	268.1
Actual return on plan assets			(5.2)	15.2
Employer contributions			11.0	13.8
Benefits and administrative expenses paid			(29.1)	(28.0)
Fair value of plan assets at end of year		$ 245.8	$ 245.8	$ 269.1	$ 268.1
Defined Benefit Plans, Weighted Average Assumptions Used in Calculating Benefit Obligations [Abstract]
Discount rate		4.00%	4.00%	4.80%	4.80%
Expected long term rate of return		7.00%	7.00%	7.00%	7.00%
Defined Benefit Plans, Assets, Target Allocations [Abstract]
Weighted average expected long-term rate of return for equity securities (in hundredths)			5.50%
Weighted average expected long-term rate of return for fixed income securities (in hundredths)			1.20%
Weighted average expected long-term rate of return for other assets (in hundredths)			0.30%
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		$ 24.9	$ 24.9
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		24.7	24.7
Pension Plan [Member] | Other Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		110.6	110.6
Pension Plan [Member] | Accrued Liabilities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Funded Status of Plan		$ 1.9	$ 1.9
Maximum [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			5.00%
Maximum [Member] | Foreign Pension Plan [Member] | Equity Securities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			70.00%
Maximum [Member] | Foreign Pension Plan [Member] | Debt Securities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			15.00%
Maximum [Member] | Foreign Pension Plan [Member] | Life and Annuity Insurance Product Line [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			20.00%
Maximum [Member] | Foreign Pension Plan [Member] | Real Estate Funds [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			10.00%
Minimum [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			0.00%
Minimum [Member] | Foreign Pension Plan [Member] | Equity Securities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			60.00%
Minimum [Member] | Foreign Pension Plan [Member] | Debt Securities [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			10.00%
Minimum [Member] | Foreign Pension Plan [Member] | Life and Annuity Insurance Product Line [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			10.00%
Minimum [Member] | Foreign Pension Plan [Member] | Real Estate Funds [Member]
Defined Benefit Plans Disclosures [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			0.00%

[1]	This category primarily represents bond index funds not actively managed that track the Barclays Capital U.S. Aggregate Index a